INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss before income taxes	$ 208,993	$ 48,820	$ 125,036
Statutory income tax rate	27.00%	27.00%	27.00%
Expected income tax benefit	$ (56,428)	$ (13,181)	$ (33,760)
Items not deductible for income tax purposes	24,756	0	0
Tax effect of flow-through shares	0	13,500	0
Under provided in prior years	(1,353)	(112,126)	(36,896)
Unrecognized benefit of deferred tax assets	(33,025)	(111,807)	(70,656)
Income tax expense	$ 0	$ 0	$ 0